Vessel Operating Expenses, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Expense
Crew wages and related costs	$ 26,169	$ 22,015	$ 17,202
Insurance	4,133	3,477	2,828
Repairs, maintenance and drydocking costs	4,344	3,240	2,493
Spares, stores and provisions	9,058	7,533	6,939
Lubricants	3,509	2,787	3,296
Taxes	1,282	669	303
Miscellaneous	2,139	2,243	1,479
Total	$ 50,634	$ 41,964	$ 34,540